SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Warrants issued				1,112,930
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of additional paid-in capital		$ 988
Warrants issued		600,584
Additional financing			$ 3,014
Exercise price per share	$ 2.80
Option outstanding	1,041,966
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Option granted	750,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Option granted	140,000